Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Lease incentives	$ 239,607	$ 251,961
Investments (Note 10)	123,279	132,113
Straight-line rents, prepaid expenses and other	98,443	79,792
Notes receivable	87,745	58,994
Operating lease ROU assets (Note 16)	43,668
Debt issuance costs	26,393	36,814
Other tangible fixed assets	26,018	29,151
Derivative assets	11,664	69,105
Inventory	3,157	30,971
Other receivables	355,502	220,289
Other assets	$ 1,015,476	$ 909,190